Schedule of Provision For Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
Current income tax expense			$ 2,635,000	$ 3,435,638
Deferred income tax recovery			(116,385)	(128,395)
Income tax provision	$ 974,580	$ 721,113	$ 2,518,615	$ 3,307,243